CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Sep. 30, 2012		Sep. 30, 2011
Current Assets
Cash and cash equivalents	$ 718.5		$ 471.2
Trade receivables, net	676.7	[1]	709.8	[2]
Inventories	672.4		653.4
Other current assets	455.0		426.3
Total current assets	2,522.6		2,260.7
Property, plant and equipment, net	848.5		885.4
Goodwill	1,469.5		1,475.3
Other Intangible assets, net	1,853.7		1,878.2
Other assets	36.9		31.9
Total assets	6,731.2		6,531.5
Current Liabilities
Current maturities of long-term debt	231.5		106.0
Notes payable	162.4		56.0
Accounts payable	325.2		289.6
Other current liabilities	588.4		575.8
Total current liabilities	1,307.5		1,027.4
Long-term debt	2,138.6		2,206.5
Other liabilities	1,215.6		1,196.3
Total liabilities	4,661.7		4,430.2
Shareholders' equity
Preferred stock	0		0
Common stock	1.1		1.1
Additional paid in capital	1,621.7		1,593.6
Retained earnings	2,993.2		2,613.0
Treasury stock	(2,328.7)		(1,925.7)
Accumulated other comprehensive loss	(217.8)		(180.7)
Total shareholders' equity	2,069.5		2,101.3
Total liabilities and shareholders' equity	$ 6,731.2		$ 6,531.5

[1]	Trade receivables, net for the Non-Guarantors includes approximately $369.1 at September 30, 2012 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a 100% owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.
[2]	Trade receivables, net for the Non-Guarantors includes approximately $373.0 at September 30, 2011 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a 100% owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.